AMENDED 24F-2NT


                                                                    OMB APPROVAL
                                                          OMB Number:  3235-0456
                                                         Expires:August 31, 2000
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APPENDIX I                       UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

--------------------------------------------------------------------------------

1.    Name and address of issuer:

            FENIMORE ASSET MANAGEMENT TRUST
            384 North Grand Street
            Cob1eskill, NY  12043

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2. The name of each series or class of securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): _____

            FAM EQUITY-INCOME FUND

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3.    Investment Company Act File Number: 811-4750

      Securities Act File Number: 33-7190

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4(a). Last day of fiscal year for which this Form is filed: 12-31-05

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4(b). ___Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). ___ Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                 $ 68,345,721
                                                                   ------------
      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $ 46,180,340
                                                                   ------------
      (iii) Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                             $          0
                                                                   ------------

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $ 46,180,340
                                                                   ------------
      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $ 22,165,381
                                                                   ------------
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      (vi)  Redemption credits available for use in future years   $        -0-
                                                                   ------------

            --If Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from item 5(i)]:

--------------------------------------------------------------------------------

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                     x   .000107
                                                                   ------------

     (viii) Registration  fee due  [multiply  Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):             *  =$   2,371.70
                                             *  This fee was already paid with
                                                filing made under Accession #
                                                0000909012-06-000065, filed for
                                                CIK 0000797136 on 1/24/06.
                                                                   ============
--------------------------------------------------------------------------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in
      effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted
      here:                                                                 -0-
                                                                   ------------

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at
      the end of the fiscal year for which this form is filed
      that are available for use by the issuer in future
      fiscal years, then state that number here:                            -0-
                                                                   ------------

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7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                             +$        -0-
                                                                   ------------

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8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                *  =$   2,371.70
                                              * This fee was already paid with
                                                filing made under Accession #
                                                0000909012-06-000065, filed for
                                                CIK 0000797136 on 1/24/06.
                                                                   ============
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of delivery:

                  _X_  Wire Transfer
                  ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated:

By (Signature and Title)*

                /s/ Joseph A. Bucci
                --------------------------------------
                Treasurer
                --------------------------------------

Date:           January 24, 2006
          --------------------------------------

      *Please print the name and title of the signing officer below the signature.

                                                                    OMB APPROVAL
                                                          OMB Number:  3235-0456
                                                         Expires:August 31, 2000
                                                        Estimated average burden
                                                     hours per response........1

APPENDIX I                       UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

--------------------------------------------------------------------------------

1.    Name and address of issuer:

            FENIMORE ASSET MANAGEMENT TRUST
            384 North Grand Street
            Cob1eskill, NY  12043

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): _____

            FAM VALUE FUND

--------------------------------------------------------------------------------

3.    Investment Company Act File Number: 811-4750

      Securities Act File Number: 33-7190

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed: 12-31-05

--------------------------------------------------------------------------------

4(b). ___Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------

4(c). ___ Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                 $306,380,897
                                                                   ------------
      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $160,468,387
                                                                   ------------
      (iii) Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                             $          0
                                                                   ------------

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $160,468,387
                                                                   ------------
      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $145,912,510
                                                                   ------------
--------------------------------------------------------------------------------

      (vi)  Redemption credits available for use in future years   $        -0-
                                                                   ------------

            --If Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from item 5(i)]:

--------------------------------------------------------------------------------

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                     x   .000107
                                                                   ------------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                =$  15,612.64
                                                                   ============
--------------------------------------------------------------------------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in
      effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted
      here:                                                                 -0-
                                                                   ------------

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at
      the end of the fiscal year for which this form is filed
      that are available for use by the issuer in future
      fiscal years, then state that number here:                            -0-
                                                                   ------------

--------------------------------------------------------------------------------

7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                             +$        -0-
                                                                   ------------

--------------------------------------------------------------------------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                    =$  15,612.64
                                                                   ============
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of delivery:

                  _X_  Wire Transfer
                  ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated:

By (Signature and Title)*

                /s/ Joseph A. Bucci
                --------------------------------------
                Treasurer
                --------------------------------------

Date:           January 24, 2006
          --------------------------------------

      *Please print the name and title of the signing officer below the signature.